BILLINGS IN EXCESS OF COSTS (Details) - USD ($)	Apr. 30, 2015	Jul. 31, 2014
Billings In Excess Of Costs [Line Items]
Costs incurred on uncompleted contracts	$ 16,716,459	$ 7,863,873
Billings to date	(23,380,309)	(11,710,958)
Billings in Excess of Cost	(6,663,850)	(3,847,085)
Included in the accompanying balance sheets as follows:
Costs in excess of billings on uncompleted contracts	0	0
Billings on uncompleted contracts in excess of costs	(6,663,850)	(3,847,085)
Billings in Excess of Cost, Current	$ (6,663,850)	$ (3,847,085)